Schedule of Pricipal Subsidiaries and Consolidated Affiliated Entities (Details)	12 Months Ended
Dec. 31, 2023
InfoUniversal Limited("InfoUniversal") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2017-08
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Shanghai Quyun Internet Technology Co., Ltd. ("Quyun WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2017-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Dianguan Network Technology Co., Ltd. ("Dianguan") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-02
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Qtech USA Inc. ("Qtech") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-04
Place of incorporation	USA
Percentage of direct or indirect economic ownership	100.00%
QTT Asia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-04
Place of incorporation	British
Percentage of direct or indirect economic ownership	100.00%
Kubik Media International Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-05
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Kubik Technology Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-05
Place of incorporation	Singapore
Percentage of direct or indirect economic ownership	100.00%
Literature Limited (Cayman) ("Fun Literature") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-10
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	65.00%
Fun Literature (HK) Limited ("Fun Literature HK") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-10
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
PT Sedjahtera Inti Abadi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-10
Place of incorporation	Indonesia
Percentage of direct or indirect economic ownership	100.00%
Shanghai Zhicao Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-12
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
AI-Fun Technology Limited ("AI-Fun") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-01
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Fun-Platform Holdings Limited ("Fun-Platform") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-01
Place of incorporation	Cayman
Percentage of direct or indirect economic ownership	100.00%
Striking Technology Holdings limited ("Striking") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-01
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Shanghai Chenxing Software Technology Co., Ltd. ("Chenxing") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Luoshi Software Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Wennuo Information Technology Co., Ltd. ("Wennuo") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-07
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Shuqin Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Fun Literature SG Pte. Ltd. ("Fun SG") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-02
Place of incorporation	Singapore
Percentage of direct or indirect economic ownership	100.00%
Shanghai Chengshan Information Technology Co., Ltd. ("Chengshan") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Hainan Mengbang Network Technology Co., Ltd. ("Mengbang") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-06
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Jifen Culture Communications Co., Ltd. ("Jifen or Jifen VIE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2012-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Beijing Churun Internet Technology Co., Ltd. ("Churun") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai DragonS Information Technology, Co., Ltd (" DragonS Information") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Hubei Rapid Information Technology Co., Ltd. ("Rapid Information") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Ququanquan Information Technology Co., Ltd. ("Ququanquan") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Huaian Beixia Information Technology Co., Ltd. ("Beixia") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Miaoliang Information Technology Co., Ltd. ("Miaoliang") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Zishu Information Technology Co., Ltd. ("Zishu") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Yuanying Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Hainan Jinxuan Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-06
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Bixing Network Technology (Shaoxing) Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2023-02
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Xike Information Technology Service Co., Ltd. ("Xike") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2016-07
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Tuile Information Technology Service Co., Ltd. ("Tuile") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2016-07
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Anhui Zhangduan Internet Technology Co., Ltd. ("Zhangduan") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2017-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Beijing Qukandian Internet Technology Co., Ltd. ("Qukandian") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2017-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Tianjin Quwen Internet Technology Co., Ltd. ("Quwen") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-08
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Big Rhinoceros Horn Information Technology, Co., Ltd ("Big Rhinoceros Horn") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2018-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Heitu Internet Technology Co., Ltd. ("Heitu") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Zheyun Internet Technology Co., Ltd. ("Zheyun") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Beijing Supreme Pole International Sports Development Co., Ltd. ("Supreme Pole International Sports") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Hubei Qingluo Information Technology Co., Ltd. ("Qingluo") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Hubei Qingluo Information Technology Co., Ltd. Shanghai Branch ("Qingluo") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Tuohuan Information Technology Co., Ltd. ("Tuohuan") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-09
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Xunkai Information Technology Co., Ltd. ("Xunkai") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Xixia Information Technology Co., Ltd. ("Xixia") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2019-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Hubei Rapid Information Technology Co., Ltd. Shanghai Branch ("Jietu") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Manchuan Information Technology Co., Ltd. ("Manchuan") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Yunxi Information Technology Co., Ltd. ("Yunxi") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Mili Information Technology Co., Ltd. ("Mili") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2020-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Guanji Information Technology Co., Ltd. ("Guanji") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-02
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Yimao Information Technology Co., Ltd. ("Yimao") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-02
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Xier Information Technology Co., Ltd. ("Xier") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Yixun Information Technology Co., Ltd. ("Yixun") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment / acquisition	2021-06
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%